SCHEDULE OF DISAGGREGATED REVENUE (Details) - USD ($)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024		Dec. 31, 2023
Revenues:
Total net revenue	$ 4,310,864		$ 3,873,163		$ 9,700,094		$ 8,885,185		$ 21,858,864		$ 20,583,851
Golf Simulators [Member]
Revenues:
Total net revenue	3,210,559	[1]	1,842,725	[1]	6,798,471	[2]	4,567,383	[2]	13,708,760	[3]	11,969,498	[3]
Content Software Subscriptions [Member]
Revenues:
Total net revenue	341,443		2,029,996		1,501,148		4,280,695		7,852,699		8,493,368
Franchise Revenue [Member]
Revenues:
Total net revenue					75,000
Other [Member]
Revenues:
Total net revenue	$ 758,862	[4]	$ 442	[4]	$ 1,325,475	[5]	$ 37,107	[5]	$ 297,405	[6]	$ 120,985	[6]

[1]	Includes items such as hardware and proprietary perpetual licenses
[2]	Includes items such as hardware and proprietary perpetual licenses
[3]	Includes items such as simulator hardware and proprietary perpetual licenses.
[4]	Includes items such as shipping income and installation income
[5]	Includes items such as shipping income and installation income
[6]	Includes items such as shipping and installation revenue.